Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 294,893	$ 276,222
Total deposits payable on a fixed date	25,438	29,673
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	279,860	259,747
Non USD Non CAD [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	36,680	37,427
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 16,248	$ 37